Related Party Transactions (Summary of Due to Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Jin Dian [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties	$ 0	$ 4,191
Zhou You [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties	$ 332	$ 322